Income and expenses - Impairment Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment losses
Impairment of goodwill (Note 7)	$ 0	$ 0	$ (174,008)
Impairment of intangible assets (Note 8)	(1,153)		(211)
Impairment of property, plant and equipment (Note 9)	1,663	(71,929)	(1,224)
Impairment of non-current financial assets	(373)		(456)
Impairment of other		(1,415)
Impairment (reversal)/losses	137	(73,344)	(175,899)
Net (loss) gain due to changes in the value of assets
Increase (decrease) in fair value of biological assets			(530)
Other (loss) / profit	758	158	(1,044)
Net (loss) gain due to changes in the value of assets	758	158	(1,574)
(Loss) gain on disposal of non-current assets
Gain on disposal of intangible assets		1,692
Gain on disposal of Property, plant and equipment	2,462	473	353
Loss on disposal of Property, plant and equipment	(1,123)	(873)	(1,761)
Gain on disposal of other non-current assets	47		6
Loss (gain) on disposal of subsidiary			821
Total (loss) gain on disposal of non-current assets	$ 1,386	$ 1,292	$ (2,223)